PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets
	December 31,
	2024	2023

Receivables from governmental authorities	$119	$45
Prepaid expenses	38	204

	$157	$249